Note 10 - Cost Method Investment (Details) - Cost Method Investment (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cost Method Investment [Abstract]
Cost method investment	$ 802,202
Purchases	309,698	802,202
Exchange difference	26,999
Cost method investment	$ 1,138,899	$ 802,202